Acquisitions - Summary of Acquisition Activity (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Refinitiv [member]
Disclosure of detailed information about business combination [Line Items]
Equity contribution	$ 248